Non Operating Income and Expenditure	12 Months Ended
Jun. 30, 2019
NON OPERATING INCOME AND EXPENDITURE
Non Operating Income and Expenditure

5.	NON OPERATING INCOME AND EXPENDITURE

	2019 A$	2018 A$	2017 A$
Net profit on disposal of plant and equipment	—	—	52,188
Research and development tax incentive	856,707	299,351	253,159
Export Marketing & Development Grant	—	126,907	—
Interest income	25,794	15,218	38,765
Rental income	—	—	—
Other income	137,268	—	—
Total non operating income and expenditure	1,019,769	441,476	344,112